Financial risk management objectives and policies - Schedule of Contractual Undiscounted Future Cash Flow Requirements (Details) $ in Millions	Mar. 29, 2026 CAD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	$ 214.0
Lease obligations	536.8
Pension obligation	1.1
Warehousing and logistics	17.5
Total contractual obligations	1,377.4
Term Loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term Loan	$ 416.8
Term Loan | Interest rate risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, interest rate	7.16%
Interest commitments relating to borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest commitments relating to borrowings	$ 191.2
2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	214.0
Lease obligations	119.4
Pension obligation	0.0
Warehousing and logistics	7.5
Total contractual obligations	375.0
2027 | Term Loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term Loan	4.2
2027 | Interest commitments relating to borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest commitments relating to borrowings	29.9
2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0.0
Lease obligations	89.2
Pension obligation	0.0
Warehousing and logistics	5.7
Total contractual obligations	129.0
2028 | Term Loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term Loan	4.2
2028 | Interest commitments relating to borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest commitments relating to borrowings	29.9
2029
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0.0
Lease obligations	75.9
Pension obligation	0.0
Warehousing and logistics	4.3
Total contractual obligations	114.3
2029 | Term Loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term Loan	4.2
2029 | Interest commitments relating to borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest commitments relating to borrowings	29.9
2030
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0.0
Lease obligations	62.2
Pension obligation	0.0
Warehousing and logistics	0.0
Total contractual obligations	96.3
2030 | Term Loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term Loan	4.2
2030 | Interest commitments relating to borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest commitments relating to borrowings	29.9
2031
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0.0
Lease obligations	52.9
Pension obligation	0.0
Warehousing and logistics	0.0
Total contractual obligations	87.0
2031 | Term Loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term Loan	4.2
2031 | Interest commitments relating to borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest commitments relating to borrowings	29.9
Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0.0
Lease obligations	137.2
Pension obligation	1.1
Warehousing and logistics	0.0
Total contractual obligations	575.8
Thereafter | Term Loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term Loan	395.8
Thereafter | Interest commitments relating to borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest commitments relating to borrowings	$ 41.7